COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Future Minimum Lease Commitments Under Non-Cancelable Operating Leases
Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2014	$16,294
2015	14,767
2016	12,781
2017	11,610
2018	9,607
2019 and thereafter	43,278

$108,337